Other Non-Current Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Sibanye Beatrix ground swap royalty1	R 25	R 22
Non-current lease liabilities	246	310
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	R 276	R 337